Leases - Lease Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Amortization of right-of-use-assets	$ 22,044
Interest on lease liabilities	8,355
Total lease costs	153,330
Commissions, transportation and other
Lessee, Lease, Description [Line Items]
Operating lease costs	76,226
Other operating expenses
Lessee, Lease, Description [Line Items]
Operating lease costs	27,868
Marketing, selling and administrative expenses
Lessee, Lease, Description [Line Items]
Operating lease costs	$ 18,837